SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Concentration Risk
Property plant and equipment estimated useful lives	3.00%	3.00%	3.00%
Impairment losses on long-lived assets	$ 0	$ 0	$ 0	$ 0
Customer Concentration Risk | Revenue from Rights Concentration Risk
Concentration Risk
Number of customers	two	three	2
Customer Concentration Risk | Revenue from Rights Concentration Risk | Capital Lease Obligations
Concentration Risk
Number of customers	two	three	two	two
Customer Concentration Risk | Revenue from Rights Concentration Risk | Leasing
Concentration Risk
Number of customers				3
Customer One Concentration Risk | Revenue from Rights Concentration Risk | Capital Lease Obligations
Concentration Risk
Customer revenue contribution (in percent)		70.00%	40.00%	45.00%
Customer One Concentration Risk | Revenue from Rights Concentration Risk | Leasing
Concentration Risk
Customer revenue contribution (in percent)			50.00%	43.00%
Customer Two Concentration Risk | Revenue from Rights Concentration Risk | Capital Lease Obligations
Concentration Risk
Customer revenue contribution (in percent)		17.00%	13.00%	12.00%
Customer Two Concentration Risk | Revenue from Rights Concentration Risk | Leasing
Concentration Risk
Customer revenue contribution (in percent)			14.00%	12.00%
Customer Three Concentration Risk | Revenue from Rights Concentration Risk | Capital Lease Obligations
Concentration Risk
Customer revenue contribution (in percent)		13.00%
Customer Three Concentration Risk | Revenue from Rights Concentration Risk | Leasing
Concentration Risk
Customer revenue contribution (in percent)				11.00%